Segment information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Segment Reporting Information, by Segment

Summarized segment information for the years ended March 31, 2010, 2011 and 2012:

	Fiscal years ended March 31,
	2010								2011
	Retail Banking		Wholesale Banking		Treasury Services		Total		Retail Banking		Wholesale Banking		Treasury Services		Total
	(In millions)
Net interest income (External)	Rs.	39,284.6	Rs.	41,715.4	Rs.	(68.7)	Rs.	80,931.3	Rs.	57,723.7	Rs.	50,959.5	Rs.	(280.9)	Rs.	108,402.3
Net interest income (Internal)		31,570.0		(31,547.8)		(22.2)		0		30,895.4		(32,113.5)		1,218.1		0
Net interest revenue		70,854.6		10,167.6		(90.9)		80,931.3		88,619.1		18,846.0		937.2		108,402.3
Less: Provision for credit losses		16,586.3		1,607.6		0		18,193.9		5,585.5		4,036.4		0		9,621.9

Net interest revenue, after allowance for credit losses		54,268.3		8,560.0		(90.9)		62,737.4		83,033.6		14,809.6		937.2		98,780.4
Non-interest revenue		30,417.4		5,565.6		6,916.7		42,899.7		39,287.4		6,342.3		1,185.7		46,815.4
Non-interest expense		(59,620.7)		(8,016.4)		(773.8)		(68,410.9)		(70,459.0)		(10,851.2)		(1,060.0)		(82,370.2)

Income before income tax	Rs.	25,065.0	Rs.	6,109.2	Rs.	6,052.0	Rs.	37,226.2	Rs.	51,862.0	Rs.	10,300.7	Rs.	1,062.9	Rs.	63,225.6

Segment assets:
Segment average total assets	Rs.	935,427.3	Rs.	1,023,020.0	Rs.	54,682.5	Rs.	2,013,129.8	Rs.	1,191,386.4	Rs.	1,287,233.9	Rs.	81,336.0	Rs.	2,559,956.3

	Fiscal year ended March 31,
	2012
	Retail Banking		Wholesale Banking		Treasury Services		Total		Total
	(In millions)
Net interest income (External)	Rs.	73,157.0	Rs.	52,357.0	Rs.	878.0	Rs.	126,392.0	US$	2,483.6
Net interest income (Internal)		27,856.6		(29,476.0)		1,619.4		0		0
Net interest revenue		101,013.6		22,881.0		2,497.4		126,392.0		2,483.6
Less: Provision for credit losses		6,445.6		1,391.7		0		7,837.3		154.0

Net interest revenue, after allowance for credit losses		94,568.0		21,489.3		2,497.4		118,554.7		2,329.6
Non-interest revenue		46,193.6		7,609.4		(1,207.5)		52,595.5		1,033.5
Non-interest expense		(86,131.7)		(8,146.5)		(3,035.3)		(97,313.5)		(1,912.2)

Income before income tax	Rs.	54,629.9	Rs.	20,952.2	Rs.	(1,745.4)	Rs.	73,836.7	US$	1,450.9

Segment assets:
Segment average total assets	Rs.	1,557,746.6	Rs.	1,423,614.1	Rs.	131,725.3	Rs.	3,113,086.0	US$	61,172.8